Our people - Reportable Segment Distribution of Staff (Details) - employees	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Average number of staff	104,808	104,163	132,823
Global Integrated Agencies
Disclosure of operating segments [line items]
Average number of staff	89,701	88,406	90,582
Data Investment Management
Disclosure of operating segments [line items]
Average number of staff	0	1,341	26,325
Public Relations
Disclosure of operating segments [line items]
Average number of staff	7,121	6,810	6,890
Specialist Agencies
Disclosure of operating segments [line items]
Average number of staff	7,986	7,606	9,026